Business combinations, acquisitions, non-controlling interest and spin-off, Telecommunication Towers to EuroTeleSites (Details) $ in Thousands, € in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Aug. 01, 2023 CLP ($)	Aug. 01, 2023 EUR (€)	Dec. 31, 2022 MXN ($)
Related Party Transaction [Abstract]
Assets incurred	$ 1,793,920,957	$ 88,509	$ 1,564,185,960			$ 1,618,099,344
Liabilities	$ 1,361,736,636	$ 67,186	$ 1,142,483,578			$ 1,180,270,071
EuroTeleSites AG [Member]
Related Party Transaction [Abstract]
Assets incurred				$ 36,599	€ 1,953
Liabilities				47,675	2,543
Net Assets				$ 11,076	€ 591